Securities Sold Under Repurchase Agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Collateral Securities and Repurchase Borrowing agreements
Average outstanding amount	$ 411,611,000	$ 335,392,000
Maximum amount outstanding at any month end	443,980,000	428,148,000
Collateralized Securities, Book Value of Securities Sold	511,947,000	517,704,000
Collateralized securities, Fair Value of Securities Sold	503,255,000	518,805,000
Repurchase Borrowing, Balance of Liability	$ 439,672,000	$ 428,148,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	0.17%	0.14%
Maturity Overnight [Member]
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 500,495,000	$ 506,020,000
Collateralized securities, Fair Value of Securities Sold	492,026,000	507,164,000
Repurchase Borrowing, Balance of Liability	$ 428,235,000	$ 416,757,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	0.16%	0.13%
Maturity over 90 days [Member]
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	$ 11,452,000	$ 11,684,000
Collateralized securities, Fair Value of Securities Sold	11,229,000	11,641,000
Repurchase Borrowing, Balance of Liability	$ 11,437,000	$ 11,391,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	0.48%	0.43%